Loans and Allowance for Credit Losses - Disclosure of Loans Maturity and Rate Sensitivity (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Total loans	$ 1,049,515	$ 987,417
Allowance for loan losses	(7,093)	(6,037)
Total loans net of allowance for loan losses	1,042,422	981,380
Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	1,049,515	987,417
Allowance for loan losses	(7,093)	(6,037)
Total loans net of allowance for loan losses	1,042,422	981,380
Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	1,049,515	987,417
Allowance for loan losses	(7,093)	(6,037)
Total loans net of allowance for loan losses	1,042,422	981,380
Floating [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	337,887	291,412
Total loans net of allowance for loan losses	337,887	291,412
Fixed Rate [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	699,308	685,054
Total loans net of allowance for loan losses	699,308	685,054
Non-rate-sensitive [Member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	12,320	10,951
Total loans net of allowance for loan losses	5,227	4,914
Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	652,344	626,978
Retail [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	652,344	626,978
Retail [member] | Floating [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	253,592	211,027
Retail [member] | Fixed Rate [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	389,868	407,455
Retail [member] | Non-rate-sensitive [Member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	8,884	8,496
Wholesale [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(3,151)	(2,654)
Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	397,171	360,439
Wholesale [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	397,171	360,439
Wholesale [member] | Floating [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	84,295	80,385
Wholesale [member] | Fixed Rate [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	309,440	277,599
Wholesale [member] | Non-rate-sensitive [Member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	3,436	2,455
Under 1 year [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	734,241	644,576
Total loans net of allowance for loan losses	734,241	644,576
Under 1 year [member] | Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	395,387	342,552
Under 1 year [member] | Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	338,854	302,024
1 to 5 years [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	259,775	285,972
Total loans net of allowance for loan losses	259,775	285,972
1 to 5 years [member] | Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	215,783	240,995
1 to 5 years [member] | Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	43,992	44,977
Over 5 years [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	55,499	56,869
Total loans net of allowance for loan losses	48,406	50,832
Over 5 years [member] | Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	41,174	43,431
Over 5 years [member] | Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	$ 14,325	$ 13,438